UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21073

Bragg Capital Trust

(Exact name of registrant as specified in charter)

100 Queens Road

Charlotte, North Carolina 28204

(Address of principal executive offices)

(Zip code)

Steven Scruggs

100 Queens Road

Charlotte, North Carolina 28204

 (Name and address of agent for service)

With copy to:

Stephanie A. Djinis, Esq.

Law Offices of Stephanie A. Djinis

1749 Old Meadow Road Suite 310

McLean, Virginia  22102

Registrant's telephone number, including area code: (704) 714-7711

Date of fiscal year end: May 31

Date of reporting period: November 30, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

Queens Road Value Fund

Queens Road Small Cap Value Fund

Each a series of the

Bragg Capital Trust

November 30, 2003

Dear Fellow Shareholders:

A Rising Tide Lifts All Ships

Stocks have had quite a rally over the last six months.  Good quality and poor quality stocks alike have seen share price increases.  In many cases it seems the worse the company looks, the better its stock performed.  This isn’t unusual coming out of a downturn.  Both funds performed very well on an absolute basis.  Detailed performance is shown in each funds respective commentary below.  Although we’re thrilled that equity valuations have increased after three tough years, we are continuing to make sure that the market price of the companies we own is not more than our appraisal value.  We’ll sell some winners, buy some losers, hold on to some winners, maybe even sell some losers.  By making sure that the market values of the companies we own are reasonable, or better (that is, lower than the ‘real’ value), when this rally ends, as all rallies do, we’ll hold on to our hard earned gains.   It’s painful to sell out of  a stock position that has doubled and no longer sells for an attractive valuation, only to see it double again.  That pain is the price of discipline.  But the tide will go out again, maybe next week, maybe next year, and when it does we want to be sure that every investment we own meets our strict investment criteria.

A few words about the bad press the mutual fund industry has been receiving.  First, we are an independent mutual fund company.  We run the funds to maximize risk adjusted long term performance so we’ll attract assets.  We make money on the expense fee we charge on those assets, that’s it.  We have no soft dollar arrangements, no agreements to allow late trading or market timing, nor do we pay or receive any undisclosed incentives.  We treat your investments as if they were our own.  (Actually, they are, the principals of the advisor own the majority of the outstanding shares of each fund).  This will never change.  If you ever have a specific question regarding this, call us.  We’ll be happy to answer any question you may have.

We appreciate your support.

Sincerely,

/s/Steve Scruggs, CFA

/s/Benton Bragg, CFA

President

Chairman

Queens Road Value Fund

Manager’s Discussion

As you know the Queens Road Large Cap Value Fund changed its name to the Queens Road Value Fund.  We also removed the non-fundamental investment policy of investing primarily in large cap stocks.  While we don’t anticipate the change having a major impact on the portfolio, it will give us greater latitude in buying stocks below $10 billion in market capitalization.

We are happy to report that the fund again beat its benchmark the S&P/Barra Large Value. The month by month performance is given below. This strong performance is attributable to the fund’s philosophy of buying companies with strong long-term track records at reasonable prices, with the intention of holding them for an extended period.  Some of the stocks that helped the most were tech stocks.  These didn’t appear so attractive early in the year because of the macro scenario, basically not a lot of tech spending was going on.  But we knew that tech spending would come back, and the companies we own would take part in the rebound.  We had know idea when the tech spending  recovery would come, but we are certainly happy it has started.  This is a great example of our investment philosophy in practice.  We don’t make forecasts, we just invest in the best companies at the most reasonable prices.

	QRV	S&P/Barra Large Value	S&P 500
June 2003	1.21	.73	1.28
July 2003	1.66	2.22	1.76
August 2003	1.27	2.16	1.95
September 2003	-1.25	-1.81	1.05
October 2003	8.05	6.84	5.65
November 2003	.75	.90	.88

6 Months	12.04	11.34	10.81

Queens Road Value Fund

			Schedule of Investments
			November 30, 2003 (Unaudited)
Shares/Principal Amount		Market Value	% of Assets

COMMON STOCKS
Aerospace & Defense
160	Boeing Co.	$ 6,142
170	United Technologies	14,569
		20,711	4.16%
Air Freight & Couriers
130	Federal Express Corp.	9,451	1.90%

Aluminum
330	Aluminum Co. of America	10,827	2.18%

Automobile Manufacturers
150	General Motors Corp.	6,417	1.29%

Banks
175	Bank of America Corp.	13,200
375	US Bancorp	15,933
225	Wachovia Corp.	15,784
235	Wells Fargo	13,472
		58,389	11.73%
Broadcasting & Cable TV
290	Comcast Corp. CL A Special NON-VTG *	8,749	1.76%

Building Products
300	Masco Corp	8,160	1.64%

Computer Hardware
140	International Business Machine Corp.	12,675	2.55%

Computer Peripherals
525	Hewlett-Packard Co.	11,387	2.29%

Construction & Farm Machinery
150	Caterpillar Inc.	11,407	2.29%

Department Stores
190	Federated Department Stores	9,327	1.87%

Distillers & Vintners
75	Brown Forman Corporation "B"	6,881	1.38%

Diversified Chemicals
195	DuPont (E.I.) de Nemours & Co.	8,085	1.62%

Diversified Financial Services
300	Citigroup Corp.	14,112	2.84%

Electric Utilities
100	Exelon Corp.	6,182
315	Southern Co.	9,220
575	Duke Energy Corp.	10,373
		25,775	5.18%
Food Retail
160	Safeway Inc. *	3,320	0.67%

General Merchandise Stores
200	Costco Wholesale Corp. *	7,164	1.44%

Health Care Distributors & Services
100	Wellpoint Health Networks, Inc. *	9,349	1.88%

Home Improvement Retail
375	Home Depot, Inc.	13,785	2.77%

Investment Banking & Brokerage
200	Merrill Lynch & Co. , Inc.	11,350
295	Morgan Stanely	16,308
		27,658	5.56%
Industrial Gas
110	Air Products & Chemical, Inc.	5,273	1.06%

Integrated Oil & Gas
170	ChevronTexaco Corp	12,767
140	ConocoPhillips	7,944
300	Exxon Mobil	10,851
		31,562	6.34%
Integrated Telecommunication Services
80	ALLTEL Corp.	3,633
340	Bellsouth Corp.	8,850
350	SBC Communications	8,148
		20,631	4.13%
Life & Health Insurance
475	MetLife Inc.	15,528	3.11%

Movies & Entertainment
280	Viacom Inc. CL B	11,010	2.21%

Multi-line Insurance
190	American International Group Inc.	11,011	2.21%

Networking Equipment
700	Motorola, Inc.	9,828	1.97%

Oil & Gas Equipment & Services
250	Baker Hughes, Inc.	7,215	1.45%

Oil & Gas Exploration & Production
180	Anadarko Petroleum	8,087	1.62%

Property & Casualty Insurance
8	Travelers Class A	125
17	Travelers Class B	265
		390	0.08%
Publishing
95	Gannett Inc.	8,227	1.65%

Regional Banks
340	BB&T Corp.	13,382
250	National City Corp.	8,388
		21,770	4.36%
Restaurants
325	McDonalds Corp.	8,329	1.67%

Semiconductors
250	Texas Instruments, Inc.	7,440	1.49%

Thrifts & Mortgage Finance
160	Federal National Mortgage Association	11,200
200	Washington Mutual	9,162
		20,362	4.09%

Total for Common Stock ($426,951)		470,293	94.48%

Closed End Mutual Funds
125	Ishares S&P Midcap 400/ Barra Value	13,384
85	Ishares Russell 2000 Value Index	13,294
		26,678	5.36%

Total for Closed End Mutual Funds ($26,384)		26,678	5.36%

9,165	First American Prime Obligation Fund CL S .75%	9,165	1.84%

	Total Investments	506,136	101.69%
	(Identified Cost $ 436,116)

	Liabilities in excess of other Assets	(8,388)	(1.69)%

	Net Assets	$ 497,748	100.00%

The accompanying notes are an integral part of the financial statements.

Queens Road Value Fund

Statement of Assets and Liabilities
November 30, 2003 (Unaudited)

Assets
Investment Securities at Market Value	$ 506,136
(Identified Cost $ 436,116)
Cash	1,647
Receivables:
Dividends and Interest	1,192
Total Assets	508,975
Liabilities
Payable for Securities Purchased	11,227
Total Liabilities	11,227.00
Net Assets	$ 497,748
Net Assets Consist of:
Capital Paid In	421,768
Accumulated Undistributed Net Investment Income (Loss)	8,126
Accumulated Realized Gain (Loss)	(2,166)
Unrealized Appreciation in Value
of Investments Based on Identified Cost - Net	70,020
Net Assets, for 41,381 Shares Outstanding	$ 497,748

Net Asset Value Per Share ($497,748/41,381 shares)	$ 12.03

Queens Road Value Fund

Statement of Operations
For the six months ending November 30, 2003 (Unaudited)

Investment Income:
Dividends	$ 4,944
Interest	18
Total Investment Income	4,962
Expenses: (Note 3)
Advisory Fees	2,046
Total Expenses	2,046

Less: Advisory fees waived	(2,046)

Net Investment Income	4,962

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	309
Unrealized Appreciation (Depreciation) on Investments	44,982
Net Realized and Unrealized Gain (Loss) on Investments and Options	45,291

Net Increase (Decrease) in Net Assets from Operations	$ 50,253

The accompanying notes are an integral part of the financial statements.

Queens Road Value Fund

Statement of Changes in Net Assets	(Unaudited)
	6/1/03	6/13/2002*
	to	to
	11/30/03	5/31/03
From Operations:
Net Investment Income	$ 4,962	$ 5,765
Net Realized Gain (Loss) on Investments	309	(2,475)
Net Unrealized Appreciation (Depreciation)	44,982	25,038
Increase (Decrease) in Net Assets from Operations	50,253	28,328
From Distributions to Shareholders:
Net Investment Income	0	(2,601)
Net Realized Gain from Security Transactions	0	0
Change in Net Assets from Distributions	0	(2,601)
From Capital Share Transactions:
Proceeds From Sale of Shares	92,167	227,000
Shares Issued on Reinvestment of Dividends	0	2,601
Cost of Shares Redeemed	0	0
Net Increase from Shareholder Activity	92,167	229,601

Net Increase in Net Assets	142,420	255,328

Net Assets at Beginning of Period	355,328	100,000
Net Assets at End of Period
(including accumulated undistributed net investment income (loss) of $8,126)	$497,748	$355,328

Share Transactions:
Issued	8,311	22,802
Reinvested	0	268
Redeemed	0	0
Net increase (decrease) in shares	8,311	23,070
Shares outstanding beginning of period	33,070	10,000
Shares outstanding end of period	41,381	33,070

The accompanying notes are an integral part of the financial statements.

Queens Road Value Fund

Financial Highlights	(Unaudited)
Selected data for a share outstanding throughout the period:	6/1/03	6/13/2002*
	to	to
	11/30/03	5/31/03
Net Asset Value -
Beginning of Period	$10.74	$10.00
Net Investment Income	0.13	0.19
Net Gains or Losses on Securities
(realized and unrealized)	1.16	0.64
Total from Investment Operations	1.29	0.83
Distributions
(from net investment income)	0.00	(0.09)
(from capital gains)	0.00	0.00
Total from Distributions	0.00	(0.09)
Net Asset Value -
End of Period	$12.03	$10.74

Total Return	12.00%	8.43%	(a)
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$498	$355

Net Assets Before Reimbursement
Ratio of Expenses to Average Net Assets	0.95%	0.95%	(b)
Ratio of Net Income to Average Net Assets	1.34%	1.10%	(b)
Net Assets After Reimbursement
Ratio of Expenses to Average Net Assets	0.00%	0.00%	(b)
Ratio of Net Income to Average Net Assets	2.28%	2.04%	(b)
Portfolio Turnover Rate	1.77%	1.73%	(b)

(a) For a period of less than one year , total return is not annualized
(b) Annualized
* Commencement of Operations

The accompanying notes are an integral part of the financial statements.

BRAGG CAPITAL TRUST

QUEENS ROAD VALUE FUND

NOTES TO FINANCIAL STATEMENTS

NOVEMBER 30, 2003 (UNAUDITED)

Note 1. Organization

 The Queens Road Value Fund (the “Fund”), a managed portfolio of the Bragg Capital Trust, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management company. The Fund is one of a series of Funds of the Bragg Capital Trust, which also includes the Queens Road Small Cap Value Fund.  The Fund’s investment objective is to seek growth of capital.  It invests primarily in common stocks which are believed by the Manager to be undervalued and have good prospects for capital appreciation.  The Funds’ registration statement was declared effective on June 13, 2002 and operations began on that date.

Note 2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation: Securities, which are traded on any exchange or on the NASDAQ over-the-counter market, are valued at the last quoted sales price.  Investments for which have no sale is reported are valued at the last bid price. Short-term obligations having remaining maturities of 60 days or less, are valued at amortized cost. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by and under the direction of the Fund’s Board of Directors.

Federal Income Taxes: The Fund intends to comply with requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income as dividends to its shareholders.  The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year. Therefore no provision for income taxes is required.

Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and to disclosure contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

Other: The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for the financial statement and income tax purposes.  Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as information is available to the Fund.  Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the Fund. Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.  General accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid in capital.

Note 3. Investment Advisory Fee and Other Transactions with Affiliates

The Fund retains Bragg Financial Advisors, Inc. (the “Advisor”) as its Investment Advisor.  Under the terms of the management agreement, the Advisor provides investment management and administrative services for the Fund. For its services as Advisor, the Fund pays a fee, computed daily and payable monthly at the annual rate of .95% of the Fund’s average daily net asset value. For the six months ended November 30, 2003, the Advisor earned $2,046.  From these fees and its own resources the Advisor agrees to pay other operating expenses of the Fund including transfer agent fees, fund accountant fees, registration fees, custodial fees, and other ordinary expenses of the Fund.  However the agreement does not require the Advisor to pay interest, taxes, brokerage commissions and extraordinary expenses of the Fund.  For the six months ending November 30, 2003, the Advisor waived $2,046 of the management fee.

Certain Trustees and officers of the Trust are “interested persons” (as defined in the Investment Company Act of 1940) of the Trust. Each “non-interested” Trustee is entitled to receive an annual fee of $500 plus expenses for services relating to the Trust.

Note 4. Capital Share Transactions

At November 30, 2003, there were an unlimited number of shares authorized and 41,381 shares outstanding, each with no par value, and capital paid-in amounted to $421,768 for the Fund.

Note 5. Investments

For the six months ended November 30, 2003, the cost of purchases and the proceeds from sales, other than short-term securities, aggregated $103,701 and $3,734, respectively. As of November 30, 2003, the gross unrealized appreciation for all securities totaled $75,542 and the gross unrealized depreciation for all securities totaled $5,522, for an unrealized appreciation of $70,020.  The aggregate cost of securities for federal income tax purposes at November 30, 2003 was $436,116.

Note 6. Distributions to Shareholders

There were no distributions to shareholder for the six-month period ending November 30, 2003.

Note 7. Control

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under section 2 (a) (9) of the Investment Company Act of 1940.  As of November 31, 2003, the Bragg family owned over 80% of the Fund.

Queens Road Small Cap Value

Manager’s Discussion –

Great News/Bad News

The Small Cap Value Fund had a great six months up 22.32% but that was not enough to keep up with its benchmark, the Russell 2000 Value, which was up about 23%.  By far the best performer in the portfolio was J B Sanfillipo, the nut processor, up almost 500% on the year.  This was due to several things, but a lot of the rise can be attributed to the Atkins Diet.  This fad diet has driven nut consumption up considerable and it has us very nervous about this position.  As a general rule we try to avoid fads and anything fad related.

 Nothing really blew up on us, as mentioned above the rising tide lifted everyone’s boat.  We continue to monitor the valuations and performance of the companies we’ve invested in.  We hope the market continues its climb, but we are going try to make sure that when the tide does goes out, we’ll still have our swimming suits on.

Below is a summary of the small cap fund’s performance for the period relative to the Russell 2000 Value and the Russell 2000.

	QRSCV	Russell 2000 Value	Russell 2000
June 2003	2.87%	1.69%	1.81%
July 2003	5.49%	4.99%	6.26%
August 2003	3.16%	3.80%	4.58%
September 2003	-1.90%	-1.15%	-1.85%
October 2003	7.34%	8.15%	8.40%
November 20023	3.77%	3.84%	3.55%

6 Months	22.32%	23.02%	24.65%

Queens Road Small Cap Value Fund

			Schedule of Investments
			November 30, 2003 (Unaudited)
Shares/Principal Amount		Market Value	% of Assets

COMMON STOCKS
Aerospace & Defense
800	Allied Defense Group, Inc. *	$ 16,824	2.05%

Apparel Retail
597	Cato Corporation "A"	12,465	1.52%

Application Software
488	ANSYS, Inc. *	18,822	2.29%

Automobile Manufacturers
368	Winnebago Industries	20,339	2.47%

Casinos & Gambling
938	Aztar Corporation *	20,870	2.54%

Commercial Printing
540	Banta Corp.	21,492	2.62%

Computer Storage & Peripherals
450	Imation Corp.	15,278	1.86%

Construction & Engineering
1,130	Insituform Technologies * "A"	17,029	2.07%

Construction & Farm Machinery
468	Oshkosh Truck Corporation	21,949	2.67%

Construction Materials
281	Florida Rock Industries	16,158	1.97%

Distillers & Vintners
595	Constellation Brands, Inc. * "A"	20,533	2.50%

Electrical Utilities
310	Black Hills Corp.	10,000	1.22%

Electronic Equipment & Instruments
114	Franklin Electric Co,	7,038	0.86%

Fertilizers & Agricultural Chemicals
763	American Vanguard Corp.	24,416	2.97%

Footwear
372	K-Swiss, Inc. Class A	18,169	2.21%

Gas Utilities
470	New Jersey Resources	18,048
575	UGI Corp. Holdings	18,601
		36,649	4.46%
Health Care Services
573	Renal Care Group, Inc. *	23,126	2.81%

Health Care Distributors & Services
517	Owens & Minor, Inc.	10,966	1.33%

Health Care Facilities
1,250	Stewart Enterprises, Inc. Class A *	5,838	0.71%

Health Care Supplies
1,100	Nutraceutical International *	14,245	1.73%

Home Furnishings
500	Dorel Industries, Inc. *	13,695	1.66%

Housewares & Specialties
451	Lancaster Colony Corp.	18,933
673	Libbey, Inc.	19,726
495	Russ Berrie & Co, Inc.	16,508
		55,167	6.71%

Industrial Conglomerates
872	Raven Industries, Inc.	23,980	2.92%

Industrial Machinery
355	Graco Incorporated	13,685	1.67%

Insurance Brokers
1,000	Hub International LTD	16,420	2.00%

Multi-Sector Holdings
500	Leucadia National Corp.	21,250	2.59%

Oil & Gas Drilling
490	Atwood Oceanics, Inc. *	12,588	1.53%

Packaged Foods
633	John B Sanfilippo & Son *	25,194
826	Smithfield Foods, Inc. *	19,370
		44,564	5.42%

Property & Casualty Insurance
450	CNA Surety Corporation *	4,356
135	Commerce Group, Inc.	5,401
226	Triad Guaranty, Inc. *	10,543
		20,300	2.47%
Regional Banks
184	City National Corporation	11,640
708	Greater Bay Bancorp	18,437
875	Southside Bancshares	15,138
993	Trustco Bank Corp NY	13,852
174	Wilmington Trust Corp.	6,125
		65,192	7.93%
Real Estate Investment Trusts
528	Amli Residential Properties Trust	13,633
488	The Macerich Company	20,594
377	Prentiss Properties Trust	11,969
		46,196	5.62%

Restaurants
1,390	Ryan's Family Steak House *	20,628	2.51%

Semiconductors
566	DSP Group, Inc. *	13,635
97	Parthus, Inc. *	849
		14,484	1.76%

Specialty Chemicals
400	Albemarle	11,320
125	Lubrizol Corp.	3,766
		15,086	1.84%

Specialty Stores
780	Monro Muffler Brake, Inc. *	17,386	2.12%

Systems Software
850	Hummingbird Ltd. *	19,329	2.35%

Thrifts & Mortgage Finance
631	First Federal Capital	14,740	1.79%

Telecommunications Equipment
675	Plantronics, Inc.	20,682	2.52%

Total for Common Stock ($666,597)		807,578	98.27%

CASH AND EQUIVALENTS
13,253	First American Prime Obligation Fund CL S .75%	13,253	1.61%

	Total Investments	820,831	99.88%
	(Identified Cost $679,850)

	Other Assets Less Liabilities	962	0.12%

	Net Assets	$ 821,793	100.00%

The accompanying notes are an integral part of the financial statements.

Queens Road Small Cap Value Fund

Statement of Assets and Liabilities
November 30, 2003 (Unaudited)

Assets
Investment Securities at Market Value	$ 820,831
(Identified Cost $ 679,850)
Cash	100
Receivables:
Dividends and Interest	862
Total Assets	821,793
Liabilities
Total Liabilities	0
Net Assets	$ 821,793
Net Assets Consist of:
Capital Paid In	674,290
Accumulated Net Investment Income (Loss)	6,532
Accumulated Realized Gain (Loss)	(10)
Unrealized Appreciation in Value
of Investments Based on Identified Cost - Net	140,981
Net Assets, for 62,228 Shares Outstanding	$ 821,793

Net Asset Value Per Share ($821,793/62,228 shares)	$ 13.21

Queens Road Small Cap Value Fund

Statement of Operations
For the six months ending November 30, 2003

Investment Income:
Dividends	$ 4,148
Interest	27
Total Investment Income	4,175
Expenses: (Note 3)
Advisory Fees	3,867
Total Expenses	3,867

Less: Advisory fees waived	(3,867)

Net Investment Income	4,175

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	(3,138)
Unrealized Appreciation (Depreciation) on Investments	114,488
Net Realized and Unrealized Gain (Loss) on Investments and Options	111,350

Net Increase (Decrease) in Net Assets from Operations	$ 115,525

The accompanying notes are an integral part of the financial statements.

Queens Road Small Cap Value Fund

Statement of Changes in Net Assets	(Unaudited)
	6/1/03	6/13/2002*
	to	to
	11/30/03	5/31/03
From Operations:
Net Investment Income	$ 4,175	$ 4,743
Net Realized Gain (Loss) on Investments	(3,138)	3,128
Net Unrealized Appreciation (Depreciation)	114,488	26,492
Increase (Decrease) in Net Assets from Operations	115,525	34,363
From Distributions to Shareholders:
Net Investment Income	0	(2,385)
Net Realized Gain from Security Transactions	0	0
Change in Net Assets from Distributions	0	(2,385)
From Capital Share Transactions:
Proceeds From Sale of Shares	323,905	248,000
Shares Issued on Reinvestment of Dividends	0	2,385
Cost of Shares Redeemed	0	0
Net Increase from Shareholder Activity	323,905	250,385

Net Increase in Net Assets	439,430	282,363

Net Assets at Beginning of Period	382,363	100,000
Net Assets at End of Period
(including accumulated undistributed net investment income (loss) of $6,532)	$821,793	$382,363

Share Transactions:
Issued	26,808	25,172
Reinvested	-	248
Redeemed	0	0
Net increase (decrease) in shares	26,808	25,420
Shares outstanding beginning of period	35,420	10,000
Shares outstanding end of period	62,228	35,420

The accompanying notes are an integral part of the financial statements.

Queens Road Small Cap Value Fund

Financial Highlights	(Unaudited)
Selected data for a share outstanding throughout the period:	6/1/03	6/13/2002*
	to	to
	11/30/03	5/31/03
Net Asset Value -
Beginning of Period	$10.80	$10.00
Net Investment Income	0.09	0.16
Net Gains or Losses on Securities
(realized and unrealized)	2.32	0.73
Total from Investment Operations	2.41	0.89
Distributions
(from net investment income)	0.00	(0.09)
(from capital gains)	0.00	0.00
Total from Distributions	0.00	(0.09)
Net Asset Value -
End of Period	$13.21	$10.80

Total Return	22.28%	9.02%	(a)
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$822	$382

Net Assets Before Reimbursement
Ratio of Expenses to Average Net Assets	1.33%	1.34%	(b)
Ratio of Net Income to Average Net Assets	0.11%	0.42%	(b)
Net Assets After Reimbursement
Ratio of Expenses to Average Net Assets	0.00%	0.00%	(b)
Ratio of Net Income to Average Net Assets	1.43%	1.76%	(b)
Portfolio Turnover Rate	37.75%	13.26%	(b)

(a) For a period of less than one year , total return is not annualized
(b) Annualized
* Commencement of Operations

The accompanying notes are an integral part of the financial statements.

BRAGG CAPITAL TRUST

QUEENS ROAD SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS

NOVEMBER 30, 2003 (UNAUDITED)

Note 1. Organization

 The Queens Road Small Cap Value Fund (the “Fund”), a managed portfolio of the Bragg Capital Trust, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management company. The Fund is one of a series of Funds of the Bragg Capital Trust, which also includes the Queens Road Large Cap Value Fund.  The Fund’s investment objective is to seek growth of capital.  It invests primarily (under normal market conditions, at least 80% of its total assets) in small capitalization (less than $2 billion market cap at the time of purchase) common stocks which are believed by the Manager to be undervalued and have good prospects for capital appreciation.  The Funds’ registration statement was declared effective on June 13, 2002 and operations began on that date.

Note 2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation: Securities, which are traded on any exchange or on the NASDAQ over-the-counter market, are valued at the last quoted sales price.  Investments for which have no sale is reported are valued at the last bid price. Short-term obligations having remaining maturities of 60 days or less, are valued at amortized cost. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by and under the direction of the Fund’s Board of Directors.

Federal Income Taxes: The Fund intends to comply with requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income as dividends to its shareholders.  The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year. Therefore no provision for income taxes is required.

Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and to disclosure contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

Other: The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for the financial statement and income tax purposes.  Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as information is available to the Fund.  Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the Fund. Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.  General accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid in capital.

Note 3. Investment Advisory Fee and Other Transactions with Affiliates

The Fund retains Bragg Financial Advisors, Inc. (the “Advisor”) as its Investment Advisor.  Under the terms of the management agreement, the Advisor provides investment management and administrative services for the Fund. For its services as Advisor, the Fund pays a fee, computed daily and payable monthly at the annual rate of 1.35% of the Fund’s average daily net asset value. For the six months ended November 30, 2003, the Advisor earned $3,867.  From these fees and its own resources the Advisor agrees to pay other operating expenses of the Fund including transfer agent fees, fund accountant fees, registration fees, custodial fees, and other ordinary expenses of the Fund.  However the agreement does not require the Advisor to pay interest, taxes, brokerage commissions and extraordinary expenses of the Fund.  For the six months ending November 30, 2003, the Advisor waived $3,867 of the management fee.

Certain Directors and officers of the Corporation are “interested persons” (as defined in the Investment Company Act of 1940) of the Corporation. Each “non-interested” Director is entitled to receive an annual fee of $500 plus expenses for services relating to the Corporation.

Note 4. Capital Share Transactions

At November 30, 2003, there were an unlimited number of shares authorized and 62,228 shares outstanding, each with no par value, and capital paid-in amounted to $674,290 for the Fund.

Note 5. Investments

For the six months ended November 30, 2003, the cost of purchases and the proceeds from sales, other than short-term securities, aggregated $422,372 and $107,694, respectively. As of November 30, 2003, the gross unrealized appreciation for all securities totaled $147,048 and the gross unrealized depreciation for all securities totaled $6,068 for an unrealized appreciation of $140,981.  The aggregate cost of securities for federal income tax purposes at May 31, 2003 was $679,850.

Note 6. Distributions to Shareholders

There were no distributions to shareholder for the six-month period ending November 30, 2003.

Note 7. Control

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under section 2 (a) (9) of the Investment Company Act of 1940.  As of November 30, 2003, the Bragg family owned over 88% of the Fund.

Board of  Trustees

Benton Bragg

Steve Scruggs

Phil Blount

Tim Ignasher

Chris Brady

Harold Smith

Investment Adviser

Bragg Financial Advisors, Inc.

100 Queens Road

Charlotte, NC 28204

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services

8869 Brecksville Rd, Suite C

Brecksville, Ohio 44141

Custodian

US Bank, NA

425 Walnut Street

P.O. Box 1118

Cincinnati, OH  45201

Independent Auditors

McCurdy & Associates CPA’s, Inc.

27955 Clemens Rd

Westlake, Ohio  44145

Shares of the Queens Road Value and Queens Road Small Cap Value Fund are distributed by Queens Road Securities, L.L.C, an affiliate of the Investment Adviser. This report has been prepared for the general information of the shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.  The Funds’ prospectus contains more complete information about the objectives, policies, expenses and risks of the Funds.  Please read the prospectus carefully before investing or sending money.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8. Reserved.

Item 9.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of December 31, 2003, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

Item 10.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Item 10(a)(2) of Form N-CSR are filed herewith.

(b)

Certification required by Item 10(b) of Form N-CSR is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bragg Capital Trust

By /s/Steven Scruggs President

*Steven Scruggs President

Date: February 9, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Steven Scruggs President

*Steven Scruggs President

Date: February 9, 2004

By /s/Benton Bragg Treasurer

*Benton Bragg Treasurer

Date: February 9, 2004

* Print the name and title of each signing officer under his or her signature.